Summary Prospectus Supplement	March 21, 2017

Putnam Small Cap Growth Fund
Summary Prospectus dated October 30, 2016

Effective March 31, 2017, the sub-section Portfolio manager in the section Your fund’s management is replaced in its entirety with the following:

William Monroe
Portfolio Manager, portfolio manager of the fund since 2017

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